Acquisitions and Other Transactions Acquisition and Other Transactions (Schedule of Purchase Price Allocation) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 04, 2013 Agila Specialties
Business Acquisition [Line Items]
Current assets (excluding inventories)				$ 45,500,000
Inventories				37,300,000
Property, plant and equipment				146,200,000
Identified intangible assets				280,000,000
In-process research and development				436,000,000
Goodwill	4,340,485,000	3,515,655,000	3,517,935,000	936,600,000
Other assets, including equity method investment				152,800,000
Total assets acquired				2,034,400,000
Current liabilities				242,000,000
Deferred tax liabilities				235,100,000
Other non-current liabilities				123,600,000
Net assets acquired				$ 1,433,700,000